Selected Condensed Consolidating Financial Statements of Parent, Guarantors and Non-Guarantors Guarantor Financial Data (Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	$ 36.4	$ 37.2	$ 41.7	$ 15.9
Restricted cash	9.3	40.6
Accounts receivable, net	1,134.9	1,075.6
Inventories	937.9	861.9
Other current assets	297.9	174.5
Intercompany receivables	0	0
Total current assets	2,416.4	2,189.8
Net property, plant and equipment	5,554.7	5,611.4
Goodwill	1,862.1	1,865.3
Intangibles, net	699.4	795.1
Intercompany notes receivable	0	0
Investments in consolidated subsidiaries	0	0
Other assets	200.8	225.5
Assets	10,733.4	10,687.1	10,566.0
Current portion of debt	2.9	261.3
Accounts payable	802.1	708.9
Accrued compensation and benefits	249.0	211.4
Other current liabilities	189.4	226.7
Intercompany payables	0	0
Total current liabilities	1,243.4	1,408.3
Long-term debt due after one year	2,841.9	3,151.2
Intercompany notes payable	0	0
Pension liabilities, net of current portion	975.2	1,493.1
Postretirement benefit liabilities, net of current portion	118.3	154.2
Deferred income taxes	1,063.1	888.8
Other long-term liabilities	165.4	173.9
Redeemable noncontrolling interests	13.3	11.4
Total Rock-Tenn Company Shareholders’ equity	4,312.3	3,405.7	3,371.6
Noncontrolling interests	0.5	0.5
Total equity	4,312.8	3,406.2	3,372.3
Liabilities and Equity	10,733.4	10,687.1
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	14.8	0	0	0
Restricted cash	9.3	40.6
Accounts receivable, net	0	0
Inventories	0	0
Other current assets	20.3	33.2
Intercompany receivables	56.3	396.8
Total current assets	100.7	470.6
Net property, plant and equipment	0	0
Goodwill	0	0
Intangibles, net	0	0
Intercompany notes receivable	503.5	768.0
Investments in consolidated subsidiaries	6,230.4	5,642.3
Other assets	42.2	42.9
Assets	6,876.8	6,923.8
Current portion of debt	0	202.9
Accounts payable	0	0
Accrued compensation and benefits	0	0
Other current liabilities	15.3	43.7
Intercompany payables	0.5	602.4
Total current liabilities	15.8	849.0
Long-term debt due after one year	2,391.1	2,555.7
Intercompany notes payable	152.9	109.3
Pension liabilities, net of current portion	0	0
Postretirement benefit liabilities, net of current portion	0	0
Deferred income taxes	0	0
Other long-term liabilities	4.7	4.1
Redeemable noncontrolling interests	0	0
Total Rock-Tenn Company Shareholders’ equity	4,312.3	3,405.7
Noncontrolling interests	0	0
Total equity	4,312.3	3,405.7
Liabilities and Equity	6,876.8	6,923.8
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	1.2	0	3.6	0.6
Restricted cash	0	0
Accounts receivable, net	84.7	110.5
Inventories	779.6	700.1
Other current assets	265.7	142.8
Intercompany receivables	26.8	793.1
Total current assets	1,158.0	1,746.5
Net property, plant and equipment	5,098.5	5,102.9
Goodwill	1,762.6	1,761.4
Intangibles, net	688.2	782.9
Intercompany notes receivable	645.9	403.3
Investments in consolidated subsidiaries	364.0	365.8
Other assets	124.9	123.6
Assets	9,842.1	10,286.4
Current portion of debt	0	0
Accounts payable	733.2	642.4
Accrued compensation and benefits	220.9	178.2
Other current liabilities	148.8	160.7
Intercompany payables	76.6	658.0
Total current liabilities	1,179.5	1,639.3
Long-term debt due after one year	0	0
Intercompany notes payable	469.1	733.9
Pension liabilities, net of current portion	811.8	1,283.0
Postretirement benefit liabilities, net of current portion	74.3	102.1
Deferred income taxes	1,061.0	861.3
Other long-term liabilities	157.4	166.5
Redeemable noncontrolling interests	8.1	7.5
Total Rock-Tenn Company Shareholders’ equity	6,080.4	5,492.3
Noncontrolling interests	0.5	0.5
Total equity	6,080.9	5,492.8
Liabilities and Equity	9,842.1	10,286.4
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	20.4	37.2	38.1	15.3
Restricted cash	0	0
Accounts receivable, net	1,098.0	1,026.6
Inventories	158.3	161.8
Other current assets	32.1	25.7
Intercompany receivables	44.5	148.2
Total current assets	1,353.3	1,399.5
Net property, plant and equipment	456.2	508.5
Goodwill	99.5	103.9
Intangibles, net	11.2	12.2
Intercompany notes receivable	1.3	0.7
Investments in consolidated subsidiaries	0	0
Other assets	41.7	59.0
Assets	1,963.2	2,083.8
Current portion of debt	2.9	58.4
Accounts payable	116.7	128.0
Accrued compensation and benefits	28.1	33.2
Other current liabilities	45.5	49.5
Intercompany payables	50.5	77.7
Total current liabilities	243.7	346.8
Long-term debt due after one year	450.8	595.5
Intercompany notes payable	528.7	328.8
Pension liabilities, net of current portion	163.4	210.1
Postretirement benefit liabilities, net of current portion	44.0	52.1
Deferred income taxes	10.1	27.5
Other long-term liabilities	3.3	3.3
Redeemable noncontrolling interests	5.2	3.9
Total Rock-Tenn Company Shareholders’ equity	514.0	515.8
Noncontrolling interests	0	0
Total equity	514.0	515.8
Liabilities and Equity	1,963.2	2,083.8
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable, net	(47.8)	(61.5)
Inventories	0	0
Other current assets	(20.2)	(27.2)
Intercompany receivables	(127.6)	(1,338.1)
Total current assets	(195.6)	(1,426.8)
Net property, plant and equipment	0	0
Goodwill	0	0
Intangibles, net	0	0
Intercompany notes receivable	(1,150.7)	(1,172.0)
Investments in consolidated subsidiaries	(6,594.4)	(6,008.1)
Other assets	(8.0)	0
Assets	(7,948.7)	(8,606.9)
Current portion of debt	0	0
Accounts payable	(47.8)	(61.5)
Accrued compensation and benefits	0	0
Other current liabilities	(20.2)	(27.2)
Intercompany payables	(127.6)	(1,338.1)
Total current liabilities	(195.6)	(1,426.8)
Long-term debt due after one year	0	0
Intercompany notes payable	(1,150.7)	(1,172.0)
Pension liabilities, net of current portion	0	0
Postretirement benefit liabilities, net of current portion	0	0
Deferred income taxes	(8.0)	0
Other long-term liabilities	0	0
Redeemable noncontrolling interests	0	0
Total Rock-Tenn Company Shareholders’ equity	(6,594.4)	(6,008.1)
Noncontrolling interests	0	0
Total equity	(6,594.4)	(6,008.1)
Liabilities and Equity	$ (7,948.7)	$ (8,606.9)